Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Property and equipment, net:
Property and equipment, gross	$ 109,546	$ 98,801
Less: Accumulated depreciation	(83,622)	(75,985)
Property and equipment, net	25,924	22,816
Computers and equipment
Property and equipment, net:
Property and equipment, gross	104,388	94,170
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	2,330	2,054
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	1,076	922
Other
Property and equipment, net:
Property and equipment, gross	$ 1,752	$ 1,655